EXCHANGEABLE NOTES (Tables)	6 Months Ended
Jun. 30, 2026
Exchangeable notes
EXCHANGEABLE NOTES
Schedule of exchangeable notes

	Lightning
	Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of December 31, 2025	73,046	55,806	128,852
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	2,852	1,189	4,041
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(3,606)	(1,994)	(5,600)
Settlement of exchangeable notes	(74,628)	(56,780)	(131,408)
Foreign currency translation adjustment	2,336	1,779	4,115
Balance as of June 30, 2026	—	—	—

Kingway Exchangeable Note
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of the settlement date
	Lightning Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes
Risk‑free interest rates	1.06%-1.18%	1.31%-1.35%
Probability of conversion	50%	75%
Bond yield	21.44%	19.65%-20.96%